Consolidated Statements of Cash Flows - USD ($)	3 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net (loss) income	$ (4,175,000)	$ (553,000)						$ (4,645,000)	$ (6,913,000)	$ 1,886,000
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	475,000	468,000						1,876,000	1,559,000	1,384,000
Amortization of identified intangible assets	1,129,000	1,047,000						4,189,000	3,335,000	3,259,000
Amortization of deferred loan origination costs	36,000	35,000						143,000	154,000	225,000
Amortization of deferred sales commissions	397,000	265,000						1,259,000	889,000	547,000
Non-cash lease expense	377,000	390,000						1,241,000
Stock compensation expense	139,000	157,000						556,000
Bad debt expense	43,000	622,000						636,000	340,000	250,000
Loss on disposition of asset								54,000		13,000
Deferred income tax benefit	(77,000)	(70,000)						(127,000)	(288,000)	25,000
Changes in operating assets and liabilities:
Accounts receivable	(139,000)	62,000						1,934,000	(4,439,000)	(2,295,000)
Other assets	(2,296,000)	(684,000)						(2,296,000)	(379,000)	(820,000)
Deferred sales commissions	(643,000)	(258,000)						(2,465,000)	(1,599,000)	(1,491,000)
Accounts payable	3,178,000	236,000						1,015,000	966,000	(436,000)
Accrued expenses	(2,979,000)	(1,215,000)						(1,666,000)	5,510,000	1,542,000
Deferred revenue	(209,000)	247,000						579,000	655,000	(54,000)
Operating lease liabilities	(347,000)	(310,000)						(1,281,000)
Other long-term liabilities		(24,000)						68,000	1,778,000	27,000
Net cash provided by (used in) operating activities	(5,091,000)	415,000						1,070,000	1,568,000	4,062,000
Cash Flows from Investing Activities
Purchases of property and equipment	(190,000)	(206,000)						(753,000)	(1,140,000)	(670,000)
Acquisition of businesses, net of cash acquired		(6,000)						(20,000)	(11,018,000)
Asset acquisition	1,326,000
Net cash provided by (used in) investing activities	1,136,000	(212,000)						(773,000)	(12,158,000)	(670,000)
Cash Flows from Financing Activities
Proceeds from borrowing on term loans									13,635,000	10,171,000
Repayment on loan payable	(1,176,000)	(288,000)						(1,152,000)	(844,000)	(450,000)
Proceeds from drawdown on line of credit		4,672,000						4,672,000
Repayment on finance lease obligations	(143,000)	(194,000)						(752,000)	(1,038,000)	(706,000)
Net cash (used in) provided by financing activities	(1,319,000)	4,190,000						2,768,000	11,753,000	9,015,000
Effect of foreign currency translation	(21,000)	(96,000)						(12,000)	(62,000)	20,000
Net (decrease) increase in cash	(5,295,000)	4,297,000						3,053,000	1,101,000	12,427,000
Cash, cash equivalents, and restricted cash beginning of period	19,566,000	16,513,000	$ 15,412,000	$ 16,513,000	$ 15,412,000	$ 16,513,000	$ 15,412,000	16,513,000	15,412,000	2,985,000
Cash, cash equivalents, and restricted cash end of period	14,271,000	20,810,000						19,566,000	16,513,000	15,412,000
Supplemental cash flow disclosure:
Interest paid	897,000	968,000						3,768,000	3,329,000	3,125,000
Cash paid for taxes	29,000	33,000						241,000	228,000	111,000
Supplemental disclosure of non-cash activities:
Equipment and software acquired under capital lease obligations								74,000	403,000	1,167,000
Additional right-of-use assets	2,637,000							997,000
Contingent consideration in asset acquisition	5,969,000
Cash and cash equivalents	14,171,000	19,199,000						18,098,000	14,910,000	15,412,000
Restricted cash, current		1,515,000						1,368,000	171,000
Restricted cash, net of current	100,000	96,000						100,000	1,432,000
Total cash, cash equivalents and restricted cash	14,271,000	20,810,000						19,566,000	16,513,000	15,412,000
Crescent Acquisition Corp
Cash Flows from Operating Activities
Net (loss) income	6,398,696	774,422	(7,962,948)	(14,139,315)	5,923,646	(696,348)	3,776,118	(17,285,475)	3,628,912
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on securities held in Trust Account	(6,253)	(833,931)						(910,070)	(4,472,458)
Change in fair value of the Warrant liability	(3,700,000)	1,115,000	(265,000)	12,670,000	(13,775,000)	1,270,000	(11,130,000)	13,005,000	(10,850,000)
Change in fair value of the Forward Purchase Agreement liability	(3,240,000)	(1,404,000)	(211,000)	1,825,000	462,000	(635,000)	1,018,000	1,789,000	1,361,000
Initial classification of Forward Purchase Agreement liability			2,035,000		2,035,000		2,035,000		2,035,000
Offering cost associated with Warrants recorded as liabilities			1,465,314		1,465,314		1,465,314		1,465,314
Loss on sale of Private Placement Warrants			5,110,000		5,110,000		5,110,000		5,110,000
Changes in operating assets and liabilities:
Prepaid expenses	(87,793)	(27,428)						81,322	(108,675)
Other assets	(39,200)							(23,000)
Accounts payable and accrued expenses	(1,859,489)	(85,525)						2,285,142	83,660
Accrued franchise and income taxes	50,025	69,393						(491,781)	491,781
Net cash provided by (used in) operating activities	(2,484,014)	(392,069)	239,455	(561,642)	(306,922)	(1,373,968)	(856,547)	(1,549,862)	(1,255,466)
Cash Flows from Investing Activities
Investment of cash in Trust Account									(250,000,000)
Interest income released from Trust Account to pay taxes	40,000	200,000						851,488	903,000
Net cash provided by (used in) investing activities	40,000	200,000	(250,000,000)	707,600	(250,000,000)	765,483	(249,422,674)	851,488	(249,097,000)
Cash Flows from Financing Activities
Proceeds from Initial Public Offering, net of underwriters' discount									250,000,000
Proceeds from sale of Private Placement Warrants									7,000,000
Advances from related party	2,303,304	47,956						169,257	454,757
Repayment of advances from related party		(121,692)						(290,457)	(333,063)
Proceeds from note payable-related party									37,120
Repayment of note payable-related party									(300,000)
Payment of offering costs									(5,425,044)
Net cash (used in) provided by financing activities	2,303,304	(73,736)	251,342,222	(70,954)	251,398,074	(83,629)	251,360,801	(121,200)	251,433,770
Net (decrease) increase in cash	(140,710)	(265,805)	1,581,677	75,004	1,091,152	(692,114)	1,081,580	(819,574)	1,081,304
Cash, cash equivalents, and restricted cash beginning of period	306,626	1,126,200	44,896	$ 1,126,200	44,896	$ 1,126,200	44,896	1,126,200	44,896
Cash, cash equivalents, and restricted cash end of period	165,916	860,395						306,626	1,126,200	$ 44,896
Supplemental cash flow disclosure:
Cash paid for taxes								851,488	903,000
Supplemental disclosure of non-cash activities:
Change in Class A common stock subject to possible redemption	6,274,560	774,420
Deferred underwriting fee payable charged to additional paid-in capital in connection with the Initial Public Offering									8,750,000
Deferred offering costs charged to additional paid-in capital upon completion of the Initial Public Offering									478,104
Forfeiture of shares of Class F common stock									94
Class A common stock subject to possible redemption								(17,285,470)	216,708,450
Initial classification of Warrant liability			$ 30,860,000		$ 30,860,000		$ 30,860,000		30,860,000
Cash and cash equivalents	$ 165,916	$ 165,916						$ 306,626	$ 1,126,200